Cash, Cash Equivalents and Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Cash, Cash Equivalents and Marketable Securities, Available-for-Sale
Cash, cash equivalents and marketable securities consisted of the following at March 31, 2022 and December 31, 2021 (in thousands):

March 31, 2022	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$69,575	$—	$—	$69,575
Marketable securities:
Corporate debt securities—due in one year or less	28,915	—	(111)	28,804
US Treasury obligation—due in one year or less	12,000	—	(118)	11,882
Corporate debt securities—due in more than one year to five years	2,682	—	(44)	2,638

Total	$113,172	$—	$(273)	$112,899

December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$92,302	$—	$—	$92,302
Marketable securities:
Corporate debt securities—due in one year or less	30,100	—	(12)	30,088
US Treasury obligation—due in one year or less	8,000	—	(21)	7,979
Corporate debt securities—due in more than one year to five years	9,085	—	(33)	9,052
US Treasury obligation—due in more than one year to five years	3,999	—	(13)	3,986

Total	$143,486	$—	$(79)	$143,407

Cash, cash equivalents and marketable securities,
available-for-sale,
consisted of the following at December 31, 2021 and December 31, 2020 (in thousands):

December 31, 2021	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$92,302	$—	$—	$92,302
Marketable securities:
Corporate debt securities – due in one year or less	30,100	—	(12)	30,088
US Treasury obligation – due in one year or less	8,000	—	(21)	7,979
Corporate debt securities – due in more than one year to five years	9,085	—	(33)	9,052
US Treasury obligation – due in more than one year to five years	3,999	—	(13)	3,986

Total	$143,486	$—	$(79)	$143,407

December 31, 2020	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash and cash equivalents:
Cash and money market funds	$173,984	$—	$—	$173,984

Total	$173,984	$—	$—	$173,984